UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-07154

Cohen & Steers Total Return Realty Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

John E. McLean 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2006

Item 1.	Schedule of Investments
March 31, 2006 (Unaudited)

		Number of Shares	Value

COMMON STOCK	76.2%
DIVERSIFIED	10.2%
Colonial Properties Trust		89,300	$4,476,609
Entertainment Properties Trust		30,200	1,267,796
iStar Financial		56,800	2,174,304
Spirit Finance Corp.		136,800	1,668,960
Vornado Realty Trust		90,400	8,678,400
			18,266,069
HEALTH CARE	12.6%
Health Care Property Investors		217,000	6,162,800
Healthcare Realty Trust		26,200	979,356
Health Care REIT		27,600	1,051,560
Medical Properties Trust		26,900	290,520
Nationwide Health Properties		157,300	3,381,950
Senior Housing Properties Trust		84,500	1,529,450
Ventas		281,700	9,346,806
			22,742,442
HOTEL	2.8%
Ashford Hospitality Trust		52,700	653,480
DiamondRock Hospitality Co.		99,100	1,368,571
Hospitality Properties Trust		38,700	1,690,029
Strategic Hotels & Resorts		55,500	1,292,040
			5,004,120

MORTGAGE	1.4%
Newcastle Investment Corp.		107,827	2,579,222
OFFICE	18.5%
American Financial Realty Trust		51,900	604,635
Brandywine Realty Trust		299,785	9,521,171
CarrAmerica Realty Corp.		21,800	972,498
Equity Office Properties Trust		143,900	4,832,162
HRPT Properties Trust		55,300	649,222
Kilroy Realty Corp.		27,000	2,086,020
Mack-Cali Realty Corp.		131,100	6,292,800
Maguire Properties		93,000	3,394,500
Reckson Associates Realty Corp.		110,000	5,040,200
			33,393,208
OFFICE/INDUSTRIAL	4.7%
Duke Realty Corp.		63,300	2,402,235
Liberty Property Trust		129,200	6,093,072
			8,495,307

RESIDENTIAL - APARTMENT	14.1%
American Campus Communities		40,369	$1,045,961
Apartment Investment & Management Co.		23,100	1,083,390
Archstone-Smith Trust		92,361	4,504,446
AvalonBay Communities		59,400	6,480,540
Camden Property Trust		53,500	3,854,675
Education Realty Trust		68,400	1,046,520
GMH Communities Trust		49,900	580,836
Home Properties		70,900	3,622,990
Mid-America Apartment Communities		35,400	1,938,150
United Dominion Realty Trust		41,000	1,170,140
			25,327,648
SELF STORAGE	1.6%
Extra Space Storage		62,200	1,069,218
Sovran Self Storage		9,700	535,440
U-Store-It Trust		65,800	1,325,870
			2,930,528

SHOPPING CENTER	10.3%
COMMUNITY CENTER	3.2%
Cedar Shopping Centers		74,100	1,173,744
Heritage Property Investment Trust		51,300	2,030,967
Inland Real Estate Corp.		55,300	901,943
Urstadt Biddle Properties—Class A		86,600	1,558,800
			5,665,454
REGIONAL MALL	7.1%
Glimcher Realty Trust		95,500	2,712,200
Macerich Co.		107,500	7,949,625
Mills Corp.		78,300	2,192,400
			12,854,225
TOTAL SHOPPING CENTER			18,519,679
TOTAL COMMON STOCK (Identified cost—$77,108,441)			137,258,223
PREFERRED STOCK	20.2%
DIVERSIFIED	2.3%
Colonial Properties Trust, 8.125%, Series D		14,600	379,600
Colonial Properties Trust, 7.62%, Series E		49,500	1,240,965
Crescent Real Estate Equities Co., 6.75%, Series A (Convertible)		60,500	1,305,590
Digital Realty Trust, 8.50%, Series A		10,700	270,817
Digital Realty Trust, 7.875%, Series B		13,200	327,690
iStar Financial, 7.875%, Series E		25,000	630,000
			4,154,662
HEALTH CARE	3.5%
Health Care REIT, 7.625%, Series F		17,000	433,500
Nationwide Health Properties, 7.677%, Series P		47,000	4,805,750
Windrose Medical Properties Trust, 7.50%, Series A		38,800	1,012,680
			6,251,930

HOTEL	0.7%
Eagle Hospitality Properties Trust, 8.25%, Series A		10,600	$266,219
FelCor Lodging Trust, 8.00%, Series C		12,000	300,240
Host Hotels and Resorts, 10.00%, Series C		3,500	88,200
Strategic Hotels & Resorts, 8.50%, Series A		10,000	253,750
Strategic Hotels & Resorts, 8.25%, Series B		11,000	276,650
Sunstone Hotel Investors, 8.00%, Series A		7,000	177,205
			1,362,264
INDUSTRIAL	0.3%
EastGroup Properties, 7.95%, Series D		21,000	543,900
OFFICE	3.9%
Alexandria Real Estate Equities, 9.10%, Series B		10,900	276,860
Brandywine Realty Trust, 7.50%, Series C		9,028	227,867
Highwoods Properties, 8.625%, Series A		4,300	4,730,000
HRPT Properties Trust, 8.75%, Series B		52,800	1,387,056
SL Green Realty Corp., 7.625%, Series C		15,000	374,400
			6,996,183
RESIDENTIAL - APARTMENT	2.3%
Apartment Investment & Management Co., 9.375%, Series G		113,200	2,962,444
Apartment Investment & Management Co., 10.00%, Series R		5,100	129,693
Mid-America Apartment Communities, 8.30%, Series H		17,300	437,690
Post Properties, 8.50%, Series A		11,000	607,200
			4,137,027
SHOPPING CENTER	7.2%
COMMUNITY CENTER	1.3%
Cedar Shopping Centers, 8.875%, Series A		10,000	268,150
Ramco-Gershenson Property Trust, 9.50%, Series B		11,600	301,020
Saul Centers, 8.00%, Series A		26,800	704,840
Urstadt Biddle Properties, 8.50%, Series C		4,000	436,000
Urstadt Biddle Properties, 7.50%, Series D		24,500	615,562
			2,325,572

REGIONAL MALL	5.9%
CBL & Associates Properties, 8.75%, Series B		13,000	661,830
CBL & Associates Properties, 7.75%, Series C		11,000	280,610
Glimcher Realty Trust, 8.125%, Series G		16,000	404,800
Mills Corp., 9.00%, Series B		72,700	1,668,465
Mills Corp., 9.00%, Series C		23,600	539,260
Mills Corp., 8.75%, Series E		20,100	453,255
Pennsylvania Real Estate Investment Trust, 11.00%, Series A		55,400	3,127,330
Simon Property Group, 8.375%, Series J		13,000	838,500
Taubman Centers, 8.30%, Series A		78,817	1,979,095
Taubman Centers, 7.625%, Series H		25,900	650,090
			10,603,235
TOTAL SHOPPING CENTER			12,928,807
TOTAL PREFERRED STOCK (Identified cost—$32,795,076)			36,374,773

		Principal Amount

COMMERCIAL PAPER	3.3%
San Paolo U.S. Finance Co., 3.69%, due 4/3/06 (Identified cost—$5,973,775)		$5,975,000	$5,973,775

TOTAL INVESTMENTS (Identified cost—$115,877,292)	99.7%		179,606,771

OTHER ASSETS IN EXCESS OF LIABILITIES	0.3%		506,771

NET ASSETS (Equivalent to $19.47 per share based on 9,249,159 shares of capital stock outstanding)	100.0%		$180,113,542

Glossary of Portfolio Abbreviation

REIT                     Real Estate Investment Trust

Note: Percentages indicated are based on the net assets of the fund.

Item 2. Controls and Procedures

(a)           The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)           During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)           Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS TOTAL RETURN REALTY FUND, INC.

By:	/s/ Adam M. Derechin

Name: Adam M. Derechin

Title: President

Date: May 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ Jay J. Chen
	Name: Adam M. Derechin		Name: Jay J. Chen
	Title: President and principal executive officer		Title: Treasurer and principal financial officer

Date: May 26, 2006